Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Equity - Outstanding number of shares [Text Block]

Philips Group

Outstanding number of shares

	2021	2022	2023
Balance as of January 1	905,128,293	870,182,445	881,480,527
Dividend distributed	6,345,968	14,174,568	39,334,938
Purchase of treasury shares	(45,486,392)	(5,080,693)	(15,964,445)
Delivery of treasury shares	4,194,577	2,204,207	1,552,136
Balance as of December 31	870,182,445	881,480,527	906,403,156

Equity - Transactions related to share-based compensation plans [Text Block]

Philips Group

Transactions related to share-based compensation plans

	2021	2022	2023
Shares acquired	3,996,576	2,142,445	3,000,000
Average market price	EUR 36.15	EUR 31.76	EUR 41.59
Amount paid	EUR 144 million	EUR 68 million	EUR 125 million
Shares delivered	4,194,577	2,204,207	1,552,136
Average price (FIFO)	EUR 34.14	EUR 35.16	EUR 34.59
Cost of delivered shares	EUR 143 million	EUR 77 million	EUR 54 million
Total shares in treasury at year-end	5,726,708	5,664,946	7,112,810
Total cost	EUR 201 million	EUR 191 million	EUR 262 million

Equity - Transactions related to capital reduction [Text Block]

Philips Group

Transactions related to capital reduction

	2021	2022	2023
Shares acquired	41,489,816	2,938,248	12,964,445
Average market price	EUR 36.22	EUR 36.61	EUR 37.25
Amount paid	EUR 1,503 million	EUR 108 million	EUR 483 million
Cancellation of treasury shares (shares)	33,500,000	8,758,455	15,134,054
Cancellation of treasury shares (EUR)	EUR 1,216 million	EUR 299 million	EUR 566 million
Total shares in treasury at year-end	7,989,816	2,169,609
Total cost	EUR 287 million	EUR 83 million

Equity - Composition of net debt and group equity [Text Block]

Philips Group

Composition of net debt and group equity

in millions of EUR unless otherwise stated

	2021	2022	2023
Long-term debt	6,473	7,270	7,035
Short-term debt	506	931	654
Total debt	6,980	8,201	7,689
Cash and cash equivalents	2,303	1,172	1,869
Net debt	4,676	7,028	5,820
Shareholders' equity	14,438	13,249	12,028
Non-controlling interests	36	34	33
Group equity	14,475	13,283	12,061
Net debt and group equity ratio	24:76	35:65	33:67

Equity - Adjusted income from continuing operations attributable to shareholders [Text Block]

Philips Group

Adjusted income from continuing operations attributable to shareholders

1) in millions of EUR

	2021	2022	2023
Net income	3,323	(1,605)	(463)
Discontinued operations, net of income taxes	(2,711)	(13)	10
Income from continuing operations	612	(1,618)	(454)
Income from continuing operations attributable to non-controlling interests	(4)	(3)	(2)
Income from continuing operations attributable to shareholders1)	608	(1,622)	(456)
Adjustments for:
Amortization and impairment of acquired intangible assets	322	363	290
Impairment of goodwill	15	1,357	8
Restructuring costs and acquisition-related charges	95	202	381
Other items:	1,069	925	1,358
Respironics litigation provision			575
Respironics field-action connected to the proposed consent decree	719	250	363
Respironics field-action running remediation cost	94	210	224
Quality remediation actions	94	59	175
R&D project impairments		134
Portfolio realignment charges		109
Impairment of assets in S&RC		39
Provision for public investigations tender irregularities		60
Provision for a legal matter			31
Investment re-measurement loss			23
Loss (gain) on divestment of business	76		(35)
Remaining items	87	63	2
Net finance income/expenses	(84)	(4)	18
Tax impact of adjusted items and tax only adjusting items	(527)	(376)	(450)
Adjusted Income from continuing operations attributable to shareholders1)	1,497	845	1,148
1)Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.